Segment reporting (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2019 INR (₨)		Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)		Mar. 31, 2017 INR (₨)
Disclosure of operating segments [line items]
Revenues		₨ 153,851	[1],[2]	$ 2,225	₨ 142,028	[1],[2]	₨ 140,809	[1],[2]
Gross Profit		83,430		1,206	76,304		78,356
Selling, general and administrative expenses		48,890		707	46,910		46,372
Research and development expenses		15,607		226	18,265		19,551
Other income, net		(1,955)		(28)	(788)		(1,065)
Results from operating activities		20,888		302	11,917		13,498
Finance income, net		1,117		16	2,080		806
Share of profit of equity accounted investees, net of tax		438		6	344		349
Profit before tax		22,443		325	14,341		14,653
Tax expense		3,648		53	4,535		2,614
Profit for the year		18,795		$ 272	9,806		12,039
Global Generics [Member]
Disclosure of operating segments [line items]
Revenues	[1],[2]	122,903			114,014		115,409
Gross Profit		71,924			67,190		71,079
Pharmaceutical Services and Active Ingredients [Member]
Disclosure of operating segments [line items]
Revenues	[1],[2]	24,140			21,992		21,277
Gross Profit		6,128			4,446		4,473
Proprietary Product [Member]
Disclosure of operating segments [line items]
Revenues	[1],[2]	4,750			4,245		2,363
Gross Profit		4,182			3,799		1,951
Other segment [Member]
Disclosure of operating segments [line items]
Revenues	[1],[2]	2,058			1,777		1,760
Gross Profit		₨ 1,196			₨ 869		₨ 853

[1]	Effective July 1, 2017, Goods and Services Tax (“GST”) was introduced in India replacing the excise duty and various other taxes. Following the principles of IFRS 15, “Revenue from Contracts with Customers”, revenue from operations are disclosed net of GST. For periods prior to July 1, 2017, the excise duty amount was recorded as part of revenues with a corresponding amount recorded in the cost of revenues. Accordingly, revenues and cost of revenues for the year ended March 31, 2019 are not comparable with those of the previous years presented.
[2]	Revenues for the year ended March 31, 2019 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.5,785 (as compared to Rs.5,492 and Rs.6,181 for the years ended March 31, 2018 and 2017, respectively).